Appendix II: Board and Senior Management Compensation - PSP (Details)	12 Months Ended
Dec. 31, 2021 shares
Mr. José María Álvarez-Pallete López | PSP - Third Cycle / 2020-2023 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	267,000
Mr. José María Álvarez-Pallete López | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	1,094,000
Mr. Ángel Vilá Boix | PSP - Third Cycle / 2020-2023 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	198,000
Mr. Ángel Vilá Boix | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	819,000